UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
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Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         02/16/2010
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

















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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        33
                                               -------------

Form 13F Information Table Value Total:        $482,461
                                               --------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.       NONE






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
                                                                  FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2        COLUMN 3      COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                                                              VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
         NAME OF ISSUER     TITLE OF CLASS       CUSIP       (x$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE

AGNICO EAGLE MINES LTD         COM             008474 10 8  12,150     225,000 SH                              225,000
BANK OF AMERICA CORPORATION    UNIT 99/99/9999 060505 41 9  55,950   3,750,000 SH                            3,750,000
BLACK & DECKER CORP            COM             091797 10 0  11,021     170,000 SH                              170,000
CVS CAREMARK CORPORATION       COM             126650 10 0  24,158     750,000 SH                              750,000
FIRST AMERN CORP CALIF         COM             318522 30 7   8,012     241,977 SH                              241,977
HEALTHSPRING INC               COM             42224N 10 1   3,831     217,569 SH                              217,569
HSN INC                        COM             404303 10 9     511      25,300 SH                               25,300
HUMANA INC                     COM             444859 10 2   8,778     200,000 SH                              200,000
L-3 COMMUNICATIONS HLDGS INC   COM             502424 10 4   7,921      91,100 SH                               91,100
LIBERTY MEDIA CORP NEW         CAP COM SER A   53071M 30 2  17,910     750,000 SH                              750,000
LOEWS CORP                     COM             540424 10 8  10,905     300,000 SH                              300,000
MEAD JOHNSON NUTRITION CO      COM CL A        582839 10 6  15,792     361,362 SH                              361,362
MONSANTO CO NEW                COM             61166W 10 1  57,225     700,000 SH                              700,000
NORTHROP GRUMMAN CORP          COM             666807 10 2   7,450     133,400 SH                              133,400
ON SEMICONDUCTOR CORP          NOTE 1.875%12/1 682189 AD 7   7,632   5,500,000PRN                            5,500,000
PEPSI BOTTLING GROUP INC       COM             713409 10 0  18,750     500,000 SH                              500,000
PEPSIAMERICAS INC              COM             71343P 20 0   7,315     250,000 SH                              250,000
PFIZER INC                     COM             717081 10 3  17,917     984,999 SH                              984,999
PIER 1 IMPORTS INC             COM             720279 10 8     791   1,000,000PRN                            1,000,000
RAYTHEON CO                    COM NEW         755111 50 7   8,202     159,200 SH                              159,200
SPDR GOLD TRUST                GOLD SHS        78463V 10 7  42,119     392,500 SH                              392,500
TERRA INDS INC                 COM             880915 10 3   8,048     250,000 SH                              250,000
UNITEDHEALTH GROUP INC         COM             91324P 10 2  17,831     585,000 SH                              585,000
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1 912909 AE 8   5,620   3,000,000PRN                            3,000,000
VECTOR GROUP LTD               DBCV 5.750% 6/1 92240M AL 2  10,200  10,000,000PRN                           10,000,000
VERISIGN INC                   COM             92343E 10 2  31,512   1,300,000 SH                            1,300,000
VIRGIN MEDIA INC               COM             92769L 10 1  22,721   1,350,000 SH                            1,350,000
WELLS FARGO & CO NEW           COM             949746 10 1  13,495     500,000 SH                              500,000
WEYERHAEUSER CO                COM             962166 10 4  21,570     500,000 SH                              500,000
FREEPORT-MCMORAN COPPER & GO   COM             35671D 85 7     241       3,000 SH                                3,000
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U 10 0     312       6,000 SH                                6,000
CAPITAL ONE FINL CORP          COM             14040H 10 5     840       1,200 SH CALL                           1,200
MYLAN INC                      PFD CONV        628530 20 6   5,733       5,000 SH                                5,000


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